OPERATING LEASES - Schedule of lease and Non-Lease Components (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease costs	$ 848
Short-term lease costs	242
Amortization of prepaid land leases	197	$ 132
Total lease costs	$ 1,287